Trade and Other Receivables	12 Months Ended
Sep. 30, 2025
Trade and other receivables [abstract]
Trade and Other Receivables
12.
TRADE AND OTHER RECEIVABLES

Current
	September 30, 2025	September 30, 2024
Trade receivables	156,450	107,381
Other receivables	7,369	8,845
	163,819	116,226
Less: Expected Credit Loss allowance	(3,574)	(1,924)
Trade and other receivables	160,245	114,302

The Company’s allowance for expected credit losses was €3.6 million and €1.9 million as of September 30, 2025 and 2024, respectively, and the changes in allowance for charges and settlements during those periods were immaterial.